CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities
Net loss	$ (47,166)	$ (652,333)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of debt discount	0	7,324
Revaluation of warrant liability	(822,603)	58,133
Share based compensation	79,120	165,815
Change in operating assets and liabilities:
Prepaid expense	37,199	0
Accounts payable	71,279	26,612
Other liabilities	0	3,252
Net cash used in operating activities	(682,171)	(391,197)
Cash flows from investing activities
Purchase of mineral properties	(29,214)	0
Net cash used in financing activities	(29,214)	0
Cash flows from financing activities
Proceeds from private placement of stock	793,738	742,375
Proceeds from related parties	101,100	12,012
Payments to related parties	0	(33,910)
Net cash provided by financing activities	894,838	720,477
Net increase in cash	183,453	329,280
Cash, beginning of period	72,822	8,986
Cash, end of period	256,275	338,266
Supplemental disclosure of cash flow information
Cash paid for interest	0	627
Cash paid for income taxes	0	0
Noncash investing and financing activities
Stock issued to payoff note payable	101,100	0
Common stock issued for mineral properties	35,000	0
Note payable for mineral property	125,000	0
Conversion of management fee payable	0	96,500
Warrant liability	$ 573,561	$ 754,726